Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0000912463
Registrant Name	GUESS INC
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A